Stockholders' Deficit (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Options/Shares
Outstanding, Number of Options/Shares	9,800
Options granted, Number of Options/Shares
Options exercised, Number of Options/Shares
Options forfeited/expired/cancelled, Number of Options/Shares
Outstanding, Number of Options/Shares	9,800
Exercisable, Number of Options/Shares	8,330	3,920
Range of Exercise Prices
Outstanding, Range of Exercise Prices	$ 12.50
Options granted, Range of Exercise Prices	0.00
Options exercised, Range of Exercise Prices	0.00
Options forfeited/expired/cancelled, Range of Exercise Prices	0.00
Outstanding, Range of Exercise Prices	12.50
Exercisable, Range of Exercise Prices	12.50	$ 12.50
Weighted- Average Exercise Price
Outstanding, Weighted- Average Exercise Price	12.50
Options granted, Weighted- Average Exercise Price	0.00
Options exercised, Weighted- Average Exercise Price	0.00
Options forfeited/expired/cancelled, Weighted- Average Exercise Price	0.00
Outstanding, Weighted- Average Exercise Price	12.50
Exercisable, Weighted- Average Exercise Price	$ 12.50	$ 12.50